UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02351

Western Asset Income Fund

Name of Fund:

385 East Colorado Boulevard Pasadena, CA	91101
Address of Principal Executive Offices:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item 1 – Report to Shareholders

1 of 11

Western Asset Income Fund

Annual Report to Shareholders

December 31, 2008

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Fund Performance

Total return on net asset value (“NAV”)A measures investment performance in terms of appreciation or depreciation in NAV per share, plus dividends and any capital gain distributions. Total return on market value measures investment performance in terms of appreciation or depreciation in market price per share, plus dividends and any capital gain distributions. Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

	Average Annual Total Returns
	One Year	Five Years	Ten Years
Total Fund Investment Return Based on:
Net Asset Value	-24.05%	-1.51%	3.32%
Market Value	-15.82%	0.10%	3.48%
Barclays Capital U.S. Corporate High Yield IndexB	-26.16%	-0.80%	2.17%
Barclays Capital U.S. Credit IndexC	-3.08%	2.65%	4.85%
Lipper Corporate Debt Closed-End Funds BBB Rated Category AverageD	-13.29%	-0.86%	4.13%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

For the 12 months ended December 31, 2008, Western Asset Income Fund returned -24.05% based on its NAV and -15.82% based on its New York Stock Exchange (“NYSE”) market price per share. The Lipper Corporate Debt Closed-End Funds BBB Rated Category Average returned -13.29% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During the 12-month period, the Fund made distributions to common shareholders totaling $0.98 per share.

Issue selection had a negative impact on relative performance, due in large part to 17 of the portfolio’s 20 largest overweights underperforming. Sub-sector allocation also had a negative impact on relative performance, due in large part to the portfolio’s overweights in Basic Industry, Financials and Energy, which returned -10.07%, -8.37% and -5.84%, respectively, as well as underweights to Non-Corporates, Consumer Noncyclicals and Capital Goods, which returned 6.68%, 4.12% and -1.27%, respectively. In addition, credit quality allocation had a negative impact on relative performance. This was due to the portfolio’s overweight to BBB-rated issues, which returned -8.67% and an underweight to AAA-rated issues, which returned 8.15%.

Western Asset Management Company

January 20, 2009

A

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

B

The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144-As are also included.

C	The Barclays Capital (formerly Lehman Brothers) U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).
D

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Corporate Debt Closed-End Funds BBB Rated Category Average is comprised of the Fund’s peer group of mutual funds.

Annual Report to Shareholders

Fund Highlights

	December 31,
	2008	2007
Net Asset Value	$100,104,898	$142,029,227
Per Share	$10.66	$15.13
Market Value Per Share	$10.49	$13.50
Net Investment Income	$9,156,380	$8,929,405
Per Share	$0.98	$0.95
Dividends Paid:
Ordinary Income	$8,803,056	$8,985,699
Per Share	$0.94	$0.96
Long-Term Capital Gains	$423,005	$1,504,189
Per Share	$0.04	$0.16

The Fund

Western Asset Income Fund (the “Fund”) is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the Fund’s net investment income is distributed to its shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they trade under the symbol PAI, and price quotations can be found in publications under the abbreviation WstAssetIncoFd.

Certain Investment Policies

The Fund’s investment policies provide that its portfolio must be invested as follows:

•	At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

•	Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

•	Not more than 25% in securities restricted as to resale.

The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Dividend Reinvestment Plan and Optional Cash Investment Service

The Fund and American Stock Transfer and Trust Company LLC (“Agent”), as the Transfer Agent (previously Computershare Trust Company N.A.) and Registrar of the Fund, offer two convenient ways to add shares of the Fund to your account. First, the Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the agent at the address set forth on the next page. Shareholders who own shares in a brokerage, bank, or other financial institution account must contact the Company where their account is held in order to participate in the Plan. Second, the Fund offers to registered shareholders the option to purchase additional whole and partial shares of the Fund through the Optional Cash Investment Service (“Optional Cash Investment Service”).

Dividend Reinvestment Plan

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of Fund shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of Fund shares on the open market, the Agent

Annual Report to Shareholders

will, as agent for the participants, buy shares of the Fund’s stock through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.

Optional Cash Investment Service

Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of the Fund’s stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant’s funds with those of all other participants in the Plan. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option. A beneficial shareholder may, however, have his or her shares taken out of “street name” and re-register such shares in his or her own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment Service

The Fund will pay all costs applicable to the Plan and Optional Cash Investment Service, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event the Fund determines to no longer pay the costs applicable to the Plan and Optional Cash Service, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.

Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to American Stock Transfer and Trust Company LLC, P.O. Box 922, Wall Street Station, New York, N.Y. 10269-0560—Investor Relations, telephone number (888)-888-0151.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q as well as in its semi-annual report to shareholders. You may obtain a free copy of the Fund’s Form N-Q by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange

Annual Report to Shareholders

Fund Highlights—Continued

Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Annual Certifications

In May 2008, the Fund submitted its annual CEO certification to the NYSE in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information regarding the Fund) from the SEC’s website (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Quarterly Comparison of Market Price and Net Asset Value ("NAV"), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Price	Net Asset Value	Premium/ (Discount)	Average Daily Volume
March 31, 2008	$13.25	$14.34	(7.60)%	17,005
June 30, 2008	13.14	14.19	(7.40)%	14,888
September 30, 2008	10.29	12.12	(15.10)%	19,053
December 31, 2008	10.49	10.66	(1.59)%	31,249

Notice to Shareholders

Effective October 24, 2008, the Fund implemented new investment policies under which it is able to enter into and hold interest rate futures contracts, write listed covered call options, and buy and sell put and call options on debt securities. These new policies are intended to broaden the Fund’s investment opportunities and to provide the Fund’s investment adviser, Western Asset Management Company, with additional flexibility to address market developments.

*    *    *    *    *    *    *    *

Additional Information about interest rate futures contracts, options on debt securities, and related risks

The Fund may engage in a variety of transactions using “derivatives”, such as futures and options. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the Fund’s investment adviser has the flexibility to make use of certain derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to termi-

Annual Report to Shareholders

nate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The policies of the Fund put certain restrictions on the Fund’s ability to engage in these transactions. For example, the Fund may write listed covered call options and buy and sell put and call options on debt securities in an amount not to exceed 15% of the value of its total assets. Additionally, the Fund will only enter into and hold interest rate futures contract, if, immediately thereafter, the sum of (a) the then aggregate futures market prices of financial instruments required to be delivered under open futures contracts sales of the Fund and (b) the aggregate purchase prices under open futures contract purchases of the Fund, would not exceed 30% of the total assets of the Fund, at market value.

Annual Report to Shareholders

Portfolio Diversification

December 31, 2008A

The pie and bar charts above represent the composition of the Fund’s portfolio as of December 31, 2008.

A	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
B	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.
C	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

Annual Report to Shareholders

Portfolio of Investments

December 31, 2008

Western Asset Income Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	96.7%

Corporate Bonds and Notes	74.5%

Aerospace and Defense	1.0%
L-3 Communications Corp.		7.625%	6/15/12	$275,000	$268,812
United Technologies Corp.		6.125%	2/1/19	680,000	727,528

					996,340

Airlines	0.6%
Continental Airlines Inc.		6.545%	2/2/19	163,905	131,124
Continental Airlines Inc.		7.256%	3/15/20	185,435	142,785
Delta Air Lines Inc.		7.111%	9/18/11	400,000	320,000

					593,909

Automobiles	2.8%
Ford Motor Co.		7.450%	7/16/31	8,050,000	2,254,000
General Motors Corp.		8.250%	7/15/23	3,450,000	569,250

					2,823,250

Beverages	0.4%
Dr. Pepper Snapple Group Inc. Senior Notes		6.820%	5/1/18	240,000	236,725	A
PepsiCo Inc		7.900%	11/1/18	150,000	183,847

					420,572

Building Products	0.6%
American Standard Inc.		8.250%	6/1/09	500,000	503,034
Nortek Inc.		8.500%	9/1/14	225,000	51,750

					554,784

Capital Markets	3.7%
BankAmerica Capital III		5.323%	1/15/27	215,000	114,002	B
Goldman Sachs Capital II		5.793%	12/29/49	920,000	353,669	C
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	1,745,000	175	C,D,J
Lehman Brothers Holdings Inc.		5.750%	5/17/13	350,000	33,250	D,J
Lehman Brothers Holdings Inc.		6.500%	7/19/17	110,000	11	D,J
Merrill Lynch and Co. Inc.		6.050%	8/15/12	400,000	394,632
Merrill Lynch and Co. Inc.		5.700%	5/2/17	1,000,000	885,956
Merrill Lynch and Co. Inc.		6.400%	8/28/17	300,000	300,560
Merrill Lynch and Co. Inc.		6.110%	1/29/37	320,000	287,656
Morgan Stanley		5.050%	1/21/11	780,000	749,185
Morgan Stanley		4.750%	4/1/14	60,000	45,713
Morgan Stanley		6.625%	4/1/18	100,000	87,729
The Goldman Sachs Group Inc.		6.345%	2/15/34	555,000	402,738

					3,655,276

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Chemicals	0.8%
The Dow Chemical Co.		7.375%	11/1/29	$800,000	$753,422

Commercial Banks	4.0%
Comerica Capital Trust II		6.576%	2/20/37	360,000	144,522	C
Rabobank Capital Funding Trust II		5.260%	12/31/49	115,000	60,838	A,C
Rabobank Capital Funding Trust III		5.254%	12/31/16	1,145,000	627,773	A,C
RBS Capital Trust III		5.512%	9/29/49	1,460,000	583,647	C
SunTrust Capital VIII		6.100%	12/15/36	560,000	394,246	C
Wachovia Bank NA		7.800%	8/18/10	650,000	645,130
Wachovia Capital Trust III		5.800%	3/15/42	410,000	241,900	C
Wells Fargo Capital X		5.950%	12/15/36	450,000	385,672	C
Wells Fargo Capital XIII		7.700%	12/29/49	1,100,000	907,842	C

					3,991,570

Commercial Services and Supplies	0.4%
Waste Management Inc.		7.375%	5/15/29	415,000	354,187

Consumer Finance	3.7%
American Express Co.		6.800%	9/1/66	1,120,000	579,769	C
Capital One Financial Corp.		6.750%	9/15/17	230,000	222,772
GMAC LLC		7.500%	12/31/13	1,551,000	1,132,230	A
GMAC LLC		8.000%	12/31/18	201,000	100,500	A
GMAC LLC		8.000%	11/1/31	988,000	587,258	A
Nelnet Inc.		7.400%	9/29/36	460,000	137,928	C
SLM Corp.		5.000%	10/1/13	810,000	579,571
SLM Corp.		5.050%	11/14/14	130,000	86,514
SLM Corp.		8.450%	6/15/18	230,000	181,843
SLM Corp.		5.625%	8/1/33	180,000	109,196

					3,717,581

Containers and Packaging	0.1%
Graphic Packaging International Corp.		9.500%	8/15/13	170,000	117,300

Diversified Financial Services	8.7%
AGFC Capital Trust I		6.000%	1/15/67	300,000	71,654	A,C
AIG SunAmerica Global Financing VI		6.300%	5/10/11	1,880,000	1,616,556	A
BAC Capital Trust XIV		5.630%	12/31/49	585,000	234,384	C
Bank of America Corp.		8.000%	12/29/49	150,000	107,893	C
Beaver Valley II Funding		9.000%	6/1/17	272,000	254,997
Capital One Bank		6.500%	6/13/13	330,000	294,066

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
Capmark Financial Group Inc.		5.875%	5/10/12	$350,000	$119,347	E
Chase Capital II		3.693%	2/1/27	725,000	378,762	B
Citigroup Capital XXI		8.300%	12/21/57	320,000	246,796	C
Citigroup Inc.		6.125%	8/25/36	550,000	492,687
Citigroup Inc.		8.400%	4/29/49	200,000	132,058	C
General Electric Capital Corp.		6.375%	11/15/67	600,000	377,141	C
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	310,000	138,599	A,C
HSBC Finance Capital Trust IX		5.911%	11/30/35	1,350,000	564,845	C
HSBC Finance Corp.		5.700%	6/1/11	1,380,000	1,345,758
ILFC E-Capital Trust II		6.250%	12/21/65	790,000	329,914	A,C
JPMorgan Chase and Co.		6.125%	6/27/17	720,000	708,568
TNK-BP Finance SA		7.875%	3/13/18	100,000	50,000	A
UBS Preferred Funding Trust V		6.243%	5/12/49	1,120,000	611,659	C
ZFS Finance USA Trust II		6.450%	12/15/65	1,440,000	672,550	A,C

					8,748,234

Diversified Telecommunication Services	2.9%
AT&T Corp.		8.000%	11/15/31	440,000	552,699
Embarq Corp.		7.082%	6/1/16	330,000	254,100
Qwest Corp.		6.875%	9/15/33	1,000,000	595,000
Verizon Communications Inc.		8.950%	3/1/39	720,000	930,017
Verizon Global Funding Corp.		5.850%	9/15/35	570,000	567,122

					2,898,938

Electric Utilities	6.0%
Commonwealth Edison Co.		5.800%	3/15/18	560,000	506,132
Exelon Corp.		6.750%	5/1/11	550,000	536,782
FirstEnergy Corp.		6.450%	11/15/11	60,000	56,715
FirstEnergy Corp.		7.375%	11/15/31	395,000	373,676
Pacific Gas and Electric Co.		8.250%	10/15/18	80,000	96,117
Pacific Gas and Electric Co.		6.050%	3/1/34	800,000	849,647
PNPP II Funding Corp.		9.120%	5/30/16	1,982,000	1,989,848
Sithe/Independence Funding Corp.		9.000%	12/30/13	1,263,834	1,073,804
Virginia Electric & Power Co.		8.875%	11/15/38	390,000	493,570

					5,976,291

Energy Equipment and Services	0.7%
Baker Hughes Inc.		7.500%	11/15/18	450,000	498,896
EEB International Ltd.		8.750%	10/31/14	260,000	241,150	A

					740,046

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Food and Staples Retailing	0.4%
Wal-Mart Stores Inc.		6.500%	8/15/37	$380,000	$451,179

Food Products	0.2%
Tyson Foods Inc.		7.850%	4/1/16	340,000	251,600	E

Gas Utilities	0.1%
Southern Natural Gas Co.		5.900%	4/1/17	170,000	134,718	A

Health Care Equipment and Supplies	0.2%
Hospira Inc.		6.050%	3/30/17	290,000	235,543

Health Care Providers and Services	5.5%
Aetna Inc.		6.500%	9/15/18	240,000	228,672
Cardinal Health Inc.		5.500%	6/15/13	210,000	198,522
Cardinal Health Inc.		5.800%	10/15/16	410,000	370,918
Coventry Health Care Inc.		5.950%	3/15/17	440,000	229,391
HCA Inc.		7.875%	2/1/11	250,000	220,000
HCA Inc.		6.300%	10/1/12	180,000	126,900
HCA Inc.		6.250%	2/15/13	930,000	581,250
HCA Inc.		5.750%	3/15/14	65,000	39,325
HCA Inc.		9.125%	11/15/14	400,000	371,000
HCA Inc.		9.250%	11/15/16	500,000	458,750
Humana Inc.		6.450%	6/1/16	220,000	173,942
Tenet Healthcare Corp.		6.375%	12/1/11	1,465,000	1,131,712
UnitedHealth Group Inc.		6.000%	11/15/17	520,000	464,846
Universal Health Services Inc.		7.125%	6/30/16	520,000	448,827
WellPoint Inc.		5.875%	6/15/17	540,000	491,473

					5,535,528

Hotels, Restaurants and Leisure	0.1%
Caesars Entertainment Inc.		8.125%	5/15/11	250,000	122,500

Independent Power Producers and Energy Traders	2.7%
Dynegy Holdings Inc.		6.875%	4/1/11	1,300,000	1,137,500
Dynegy Holdings Inc.		8.750%	2/15/12	735,000	646,800
TXU Corp.		5.550%	11/15/14	1,500,000	700,842
TXU Corp.		6.500%	11/15/24	520,000	183,970

					2,669,112

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Insurance	3.1%
Allstate Corp.		6.500%	5/15/57	$480,000	$269,908	C
American International Group Inc.		6.250%	3/15/37	80,000	29,902	C
ASIF Global Financing XIX		4.900%	1/17/13	30,000	24,082	A
Everest Reinsurance Holdings Inc.		6.600%	5/15/37	260,000	106,113	C
Hartford Financial Services Group Inc.		8.125%	6/15/68	325,000	171,112	C
Liberty Mutual Group		5.750%	3/15/14	270,000	174,539	A
Liberty Mutual Group		7.800%	3/15/37	300,000	134,626	A
MetLife Inc.		6.400%	12/15/36	1,160,000	696,000	C
Prudential Financial Inc.		8.875%	6/15/38	340,000	219,038	C
The Chubb Corp.		6.375%	3/29/67	320,000	198,461	C
The Travelers Cos. Inc.		6.250%	3/15/37	620,000	406,123	C
The Travelers Cos. Inc.		6.250%	6/15/37	280,000	269,212
Willis North America Inc.		5.125%	7/15/10	280,000	228,577
Willis North America Inc.		5.625%	7/15/15	230,000	168,362

					3,096,055

IT Services	0.5%
Electronic Data Systems Corp.		7.450%	10/15/29	420,000	454,994

Leisure Equipment and Products	0.3%
Hasbro Inc.		6.300%	9/15/17	320,000	302,574	E

Media	3.6%
Clear Channel Communications Inc.		5.500%	9/15/14	365,000	43,800
Comcast Cable Holdings LLC		9.800%	2/1/12	375,000	395,327
Comcast Corp.		6.450%	3/15/37	120,000	119,414
Comcast Corp.		6.950%	8/15/37	160,000	168,488
Comcast Corp.		6.400%	5/15/38	260,000	259,392
News America Inc.		6.550%	3/15/33	545,000	488,628
TCI Communications Inc.		8.750%	8/1/15	160,000	170,313
Time Warner Cable Inc.		8.750%	2/14/19	520,000	565,414
Time Warner Entertainment Co. LP		8.375%	7/15/33	530,000	534,838
Time Warner Inc.		9.125%	1/15/13	240,000	237,842
Time Warner Inc.		7.700%	5/1/32	595,000	595,734

					3,579,190

Metals and Mining	2.3%
Barrick Gold Finance Co.		6.125%	9/15/13	300,000	284,464
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	1,730,000	1,418,600
GTL Trade Finance Inc.		7.250%	10/20/17	737,000	618,240	A

					2,321,304

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Multi-Utilities	1.5%
Centerpoint Energy Inc.		6.850%	6/1/15	$1,150,000	$1,036,658
Dominion Resources Inc.		8.875%	1/15/19	250,000	269,597
DTE Energy Co.		6.350%	6/1/16	260,000	233,008

					1,539,263

Multiline Retail	0.8%
Federated Retail Holdings Inc.		5.350%	3/15/12	270,000	200,549
Macy’s Retail Holdings Inc.		5.875%	1/15/13	330,000	232,241
May Department Stores Co.		5.750%	7/15/14	400,000	253,785
May Department Stores Co.		6.650%	7/15/24	180,000	98,803

					785,378

Oil, Gas and Consumable Fuels	9.9%
Apache Corp.		6.000%	1/15/37	230,000	223,025
DCP Midstream LLC		6.750%	9/15/37	420,000	316,979	A
Devon Financing Corp. ULC		7.875%	9/30/31	350,000	385,386
Duke Capital LLC		6.250%	2/15/13	800,000	761,196
El Paso Corp.		7.800%	8/1/31	2,000,000	1,303,006
Enbridge Energy Partners LP		9.875%	3/1/19	120,000	120,770
Energy Transfer Partners LP		9.700%	3/15/19	170,000	175,170
EOG Resources Inc.		5.875%	9/15/17	540,000	548,202
Hess Corp.		7.875%	10/1/29	1,450,000	1,391,974
Kerr-McGee Corp.		6.950%	7/1/24	300,000	263,054
Kinder Morgan Energy Partners LP		7.125%	3/15/12	530,000	511,875
Peabody Energy Corp.		6.875%	3/15/13	285,000	270,038
Pemex Project Funding Master Trust		6.625%	6/15/35	2,635,000	2,230,528
The Williams Cos. Inc.		7.500%	1/15/31	102,000	68,340
The Williams Cos. Inc.		8.750%	3/15/32	1,250,000	931,250
XTO Energy Inc.		6.100%	4/1/36	440,000	365,352

					9,866,145

Paper and Forest Products	0.7%
Georgia-Pacific Corp.		9.500%	12/1/11	325,000	307,125
Georgia-Pacific Corp.		7.375%	12/1/25	250,000	160,000
Weyerhaeuser Co.		6.750%	3/15/12	235,000	210,360

					677,485

Pharmaceuticals	0.2%
Wyeth		5.950%	4/1/37	170,000	188,749

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Real Estate Investment Trusts (REITs)	0.3%
Health Care REIT Inc.		5.875%	5/15/15	$130,000	$89,757
iStar Financial Inc.		5.950%	10/15/13	590,000	185,850

					275,607

Real Estate Management and Development	0.1%
Forest City Enterprises Inc.		7.625%	6/1/15	225,000	78,750

Thrifts and Mortgage Finance	1.9%
BB&T Capital Trust II		6.750%	6/7/36	640,000	511,095
Countrywide Financial Corp.		5.800%	6/7/12	950,000	925,920
Countrywide Financial Corp.		6.250%	5/15/16	500,000	474,754

					1,911,769

Tobacco	2.1%
Altria Group Inc.		9.700%	11/10/18	310,000	335,058	E
Philip Morris International Inc.		6.875%	3/17/14	490,000	514,935
Reynolds American Inc.		7.250%	6/1/12	1,360,000	1,261,971

					2,111,964

Wireless Telecommunication Services	1.6%
New Cingular Wireless Services Inc.		8.750%	3/1/31	475,000	593,791
Nextel Communications Inc.		5.950%	3/15/14	88,000	36,960
Nextel Communications Inc.		7.375%	8/1/15	285,000	119,700
Sprint Capital Corp.		6.900%	5/1/19	330,000	234,300
Sprint Capital Corp.		8.750%	3/15/32	940,000	634,500

					1,619,251

Total Corporate Bonds and Notes (Cost—$100,479,631)					74,550,358
Mortgage-Backed Securities	0.6%

Variable Rate SecuritiesG	0.6%
Thornburg Mortgage Securities Trust 2007-4 2A1		6.216%	9/25/37	458,850	324,965
Thornburg Mortgage Securities Trust 2007-4 3A1		6.203%	9/25/37	439,306	337,043

Total Mortgage-Backed Securities (Cost—$890,099)					662,008

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations	0.3%

Fixed Rate Securities	0.3%
United States Treasury Bonds		4.375%	2/15/38	$200,000	$267,875

Total U.S. Government and Agency Obligations (Cost—$273,791)					267,875
U.S. Government Agency Mortgage-Backed Securities	N.M.

Fixed Rate Securities	N.M.
Freddie Mac		10.250%	5/1/09	84	87	H

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$82)					87
Yankee BondsI	21.2%

Aerospace and Defense	0.3%
Systems 2001 Asset Trust		6.664%	9/15/13	336,230	323,016	A

Beverages	0.6%
Diageo Capital PLC		7.375%	1/15/14	580,000	617,845

Commercial Banks	6.6%
AES El Salvador Trust		6.750%	2/1/16	750,000	534,601	A
ATF Capital BV		9.250%	2/21/14	810,000	526,500	A
Banco Mercantil del Norte SA		6.135%	10/13/16	750,000	480,443	A,C
Barclays Bank PLC		7.434%	9/29/49	910,000	460,078	A,C
Barclays Bank PLC		7.700%	12/31/49	300,000	198,378	A,C
Glitnir Banki Hf		6.330%	7/28/11	400,000	19,000	A,D,J
Glitnir Banki Hf		6.693%	6/15/16	680,000	102	A,C,D,J
Glitnir Banki Hf		7.451%	12/14/49	210,000	32	A,C,D,J
HBOS Capital Funding LP		6.071%	6/30/49	560,000	207,117	A,C
HSBK Europe BV		7.250%	5/3/17	490,000	264,600	A
ICICI Bank Ltd.		6.375%	4/30/22	200,000	105,022	A,C
ICICI Bank Ltd.		6.375%	4/30/22	100,000	52,712	A,C
Kaupthing Bank Hf		5.750%	10/4/11	480,000	28,800	A,D,J
Kaupthing Bank Hf		7.625%	2/28/15	620,000	37,200	A,D,F,J
Kaupthing Bank Hf		7.125%	5/19/16	1,250,000	9,375	A,D,J
Landsbanki Islands Hf		7.431%	12/31/49	730,000	110	A,C,D,J
Mizuho Financial Group		5.790%	4/15/14	1,100,000	976,792	A
Natixis		10.000%	4/29/49	460,000	213,399	A,C
Resona Preferred Global Securities		7.191%	12/29/49	1,095,000	521,316	A,C
Royal Bank of Scotland Group PLC		7.640%	3/31/49	100,000	39,828	C
RSHB Capital SA		7.175%	5/16/13	970,000	703,250	A
RSHB Capital SA		7.125%	1/14/14	370,000	247,900	A

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee BondsI —Continued

Commercial Banks—Continued
RSHB Capital SA		6.299%	5/15/17	$380,000	$216,600	A
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	1,210,000	253,074	A,C
Sumitomo Mitsui Banking Corp.		5.625%	12/31/49	270,000	199,954	A,C
TuranAlem Finance BV		8.250%	1/22/37	740,000	318,200	A

					6,614,383

Consumer Finance	0.3%
Aiful Corp.		6.000%	12/12/11	865,000	350,358	A

Diversified Financial Services	1.3%
Lukoil International Finance BV		6.356%	6/7/17	310,000	189,100	A
Petroplus Finance Ltd.		7.000%	5/1/17	600,000	366,000	A
SMFG Preferred Capital		6.078%	1/29/49	380,000	256,360	A,C
TNK-BP Finance SA		7.500%	7/18/16	360,000	187,200	A
UFJ Finance Aruba AEC		6.750%	7/15/13	355,000	346,976

					1,345,636

Diversified Telecommunication Services	3.2%
British Telecommunications PLC		9.125%	12/15/30	330,000	350,771	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	160,000	153,158
Deutsche Telekom International Finance BV		8.750%	6/15/30	580,000	715,222	E
Koninklijke (Royal) KPN NV		8.375%	10/1/30	240,000	271,078
Telecom Italia Capital		7.200%	7/18/36	760,000	585,200
Telecom Italia Capital SA		7.721%	6/4/38	390,000	320,287
Telefonica Emisiones S.A.U.		7.045%	6/20/36	600,000	654,919
VIP Finance Ireland Ltd		8.375%	4/30/13	250,000	160,000	A

					3,210,635

Electric Utilities	0.5%
Enersis SA/Cayman Island		7.400%	12/1/16	452,000	454,631

Food and Staples Retailing	0.3%
Delhaize Group		6.500%	6/15/17	290,000	263,318

Foreign Governments	1.1%
Quebec Province		7.970%	7/22/36	650,000	1,017,322
Russian Federation		7.500%	3/31/30	52,920	46,155	A
United Mexican States		6.750%	9/27/34	24,000	25,320

					1,088,797

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	$270,000	$156,600	A

Industrial Conglomerates	1.4%
Tyco International Group SA		6.375%	10/15/11	1,450,000	1,425,269

Insurance	0.4%
Axa		8.600%	12/15/30	550,000	360,128

Media	0.2%
Rogers Cable Inc.		6.250%	6/15/13	250,000	239,296

Metals and Mining	1.2%
Evraz Group SA		8.875%	4/24/13	260,000	132,600	A
Vale Overseas Ltd.		6.875%	11/21/36	1,148,000	1,042,040

					1,174,640

Oil, Gas and Consumable Fuels	2.9%
Anadarko Finance Co.		7.500%	5/1/31	1,355,000	1,198,196
Gazprom		9.625%	3/1/13	50,000	45,000	A
Gazprom		9.625%	3/1/13	20,000	18,200	A
Gazprom		6.212%	11/22/16	450,000	297,000	A
Gazprom		6.510%	3/7/22	400,000	238,000	A
Petrobras International Finance Co.		5.875%	3/1/18	879,000	790,221
Shell International Finance BV		6.375%	12/15/38	250,000	281,247

					2,867,864

Wireless Telecommunication Services	0.7%
America Movil SA de CV		5.625%	11/15/17	520,000	462,295
Rogers Wireless Inc.		6.375%	3/1/14	300,000	285,179

					747,474

Total Yankee Bonds (Cost—$32,970,587)					21,239,890

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Preferred Stocks	0.1%
Fannie Mae		8.250%		11,700	shs	$9,711	C,H
Freddie Mac		8.375%		96,825		37,762	C,H
Preferred Blocker Inc.		9.000%		247		61,750	A

Total Preferred Stocks (Cost—$1,537,589)						109,223
Total Long-Term Securities (Cost—$136,151,779)						96,829,441
Total Investments (Cost—$136,151,779)J	96.7%					96,829,441
Other Assets Less Liabilities	3.3%					3,275,457

Net Assets	100.0%					$100,104,898

N.M.—Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 16.66% of net assets.

B

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Bond is currently in default.
E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
H	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
J	Non-income producing.
K	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,652,362
Gross unrealized depreciation	(41,058,521)

Net unrealized depreciation	$(39,406,159)

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

December 31, 2008

Western Asset Income Fund

Assets:
Investment securities at value (Cost—$136,151,779)		$96,829,441
Cash		184,998
Receivable for securities sold		3,220,486
Interest receivable		2,081,045
Other assets		13,944

Total assets		102,329,914

Liabilities:
Payable for securities purchased	$1,921,490
Income distribution payable	131,592
Accrued management fee	44,570
Accrued expenses	127,364

Total liabilities		2,225,016

Net Assets		$100,104,898

Summary of Shareholders’ Equity:
Common stock, par value $.01 per share, authorized, 20,000,000 shares; 9,389,431 issued and outstanding		$141,990,657
Undistributed net investment income		946,984
Accumulated net realized loss on investments		(3,510,405)
Net unrealized depreciation of investments		(39,322,338)

Net Assets		$100,104,898

Net asset value per common share ($100,104,898÷9,389,431 common shares issued and outstanding)		$10.66

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

For the Year Ended December 31, 2008

Western Asset Income Fund

Investment Income:
Interest	$10,168,819
Dividends	39,357
Income from securities loaned	58,734

Total income	$10,266,910

Expenses:
Management fees	685,477
Audit and legal fees	191,102
Custodian fees	34,210
Directors’ fees and expenses	18,807
Registration fees	21,250
Reports to shareholders	48,362
Proxy expense	20,439
Transfer agent and shareholder servicing expense	44,569
Taxes, other than federal income taxes	38,750
Other expenses	31,564

1,134,530
Less: Fees waived	(24,000)

Net expenses	1,110,530

Net Investment Income	9,156,380

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments	(3,508,376)
Change in unrealized appreciation/(depreciation) of investments	(38,346,272)

Net Realized and Unrealized Loss on Investments	(41,854,648)

Change in Net Assets Resulting From Operations	$(32,698,268)

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Income Fund

	FOR THE YEARS ENDED DECEMBER 31,
	2008	2007
Change in Net Assets:
Net investment income	$9,156,380	$8,929,405
Net realized gain/(loss)	(3,508,376)	1,240,006
Change in unrealized appreciation/(depreciation)	(38,346,272)	(7,056,691)

Change in net assets resulting from operations	(32,698,268)	3,112,720

Distributions to shareholders from:
Net investment income	(8,803,056)	(8,985,699)
Net realized gain on investments	(423,005)	(1,504,189)

Total distributions to shareholders	(9,226,061)	(10,489,888)

Change in net assets applicable to common shareholders	(41,924,329)	(7,377,168)

Net Assets:
Beginning of year	142,029,227	149,406,395

End of year	$100,104,898	$142,029,227

Undistributed net investment income	$946,984	$593,660

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Contained below is per share operating performance data for a share of Common Stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Western Asset Income Fund

	YEARS ENDED DECEMBER 31,
	2008		2007		2006		2005	2004
Net asset value, beginning of year	$15.13		$15.91		$15.73		$16.33	$16.52

Investment operations:
Net investment income	.98	A	.95	A	.91	A	.88	.94
Net realized and unrealized gain/(loss)	(4.47)		(.61)		.21		(.41)	.32

Total from investment operations	(3.49)		.34		1.12		.47	1.26

Distributions from:
Net investment income	(.94)		(.96)		(.86)		(.87)	(.93)
Net realized gain on investments	(.04)		(.16)		(.08)		(.20)	(.52)

Total distributions	(.98)		(1.12)		(.94)		(1.07)	(1.45)

Net asset value, end of year	$10.66		$15.13		$15.91		$15.73	$16.33

Market value, end of year	$10.49		$13.50		$15.52		$14.14	$15.44

Total Return:
Based on net asset value per share	(24.05)%		2.17%		7.38%		3.00%	8.50%
Based on market value per share	(15.82)%		(6.16)%		17.02%		(1.49)%	10.41%

Ratios to Average Net Assets:B
Total expenses	.91%		.83%		.84%		.81%	.78%
Expenses net of waivers, if any	.89%		.81%		.82%		.79%	.76%
Expenses net of all reductions	.89%		.81%		.82%		.79%	.76%
Net investment income	7.32%		6.10%		5.81%		5.48%	5.71%

Supplemental Data:
Portfolio turnover rate	17%		46%		51%		80%	81%
Net assets, end of year (in thousands)	$100,105		$142,029		$149,406		$147,737	$153,289

A	Computed using average daily shares outstanding.
B

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

1. Significant Accounting Policies:

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective ,January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$96,829,441	$47,473	$96,744,768	$37,200

Annual Report to Shareholders

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$—
Net purchases (sales)	519,225
Accrued Premiums/Discounts	8,522
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(490,547)
Transfers in and/or out of Level 3	—

Balance as of December 31, 2008	$37,200

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the year ended December 31, 2008, security transactions (excluding short-term investments) were as follows:

Purchases		Proceeds From Sales
U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
$539,544	$24,040,208	$269,204	$20,517,093

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Distributions to Common Shareholders

Investment income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Annual Report to Shareholders

Notes to Financial Statements—Continued

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008 no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassifications:

Generally accepted accounting principles (“GAAP”) require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2008	2007
Distributions paid from:
Ordinary Income	$8,839,304	$9,076,779
Net Long-term Capital Gains	386,757	1,413,109

Total Distributions Paid	$9,226,061	$10,489,888

Annual Report to Shareholders

Accumulated Earnings on a Tax Basis:

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income—net	$1,096,139
Capital loss carryforward (*)	(676,492)
Other book/tax temporary differences (a)	(2,899,247)
Unrealized appreciation/(depreciation) (b)	(39,406,159)

Total accumulated earnings/(losses) - net	$(41,885,759)

(*) As of December 31, 2008, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2016	$(676,492)

This amount will be available to offset any future taxable capital gains.

(a)

Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes, interest accrued for tax purposes on defaulted securities and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales and book/tax differences on the treatment of losses on certain securities.

Tax Cost of Investments:

As of December 31, 2008, the aggregate cost of investments for federal tax purposes was $136,235,600.

3. Forward Currency Exchange Contracts:

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At December 31, 2008, the Fund had no open forward foreign currency exchange contracts.

4. Common Shares:

Of the 9,389,431 shares of common stock outstanding at December 31, 2008, the Adviser owns 213,100 shares.

5. Securities Lending:

The Fund may lend its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Such collateral is in the possession of the Fund’s custodian. Cash is invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s Portfolio of Investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially. As of the year ended December 31, 2008, there were no securities on loan.

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Fund. As a result, State Street Corporation, as Securities Lending Agent, took possession of the collateral and

Annual Report to Shareholders

Notes to Financial Statements—Continued

repurchased some of the securities in the Fund through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the criteria for sales accounting have been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Fund at replacement value, the Fund had realized losses of $81,805, which did not have a material impact on the financial statements or net asset value of the Fund.

6. Transactions with Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000,000 and 0.40% of such net assets in excess of $60,000,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 and 1% of average net assets over $30,000,000 the Adviser has contractually agreed to reimburse the Fund for any excess.

The Adviser voluntarily waived expenses amounting to $24,000 for the year ended December 31, 2008.

Western Asset Management Company Limited (“WAML”) provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Fund managed by WAML during the month.

Under the terms of an Administrative Services Agreement among the Fund, the Adviser, and Legg Mason Fund Adviser, Inc. (“Administrator”), the Adviser (not the Fund) pays the Administrator a monthly fee of $3,000, an annual rate of $36,000.

7. Director Compensation:

Each Director of the Fund who is not an “interested person” (as defined in the 1940 Act) of the Fund, Western Asset or WAML receives an aggregate fee of $70,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Each Director also receives a fee of $7,500 and related expenses for each meeting of the Board or of a committee attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $6,000 for serving as a member of the Audit Committee. Other committee members receive a fee of $3,000 for serving as a member of each committee upon which they serve. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund according to each such investment company’s average annual net assets. Director Ronald Olson receives from Western Asset an aggregate fee of $70,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund, as well as a fee of $7,500 and related expenses for each meeting of the Board attended in person and a fee of $2,500 for participating in each telephonic meeting.

8. Recent Accounting Pronouncements:

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Western Asset Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Income Fund (the “Fund”) at December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2009

Annual Report to Shareholders

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2008:

Record Date:	5/21/2008
Payable Date:	5/30/2008
Long-Term Capital Gain Dividend	$0.041200

Please retain this information for your records.

Annual Report to Shareholders

Directors and Officers

The Directors and officers of the Fund, their age (as of December 31, 2008) and a description of their principal occupations during the past five years are listed below. Except as shown, each Director’s and officer’s principal occupation and business experience for the last five years has been with the employer(s) indicated, although in some cases the Director or officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, California 91101.

Name and Age (as of December 31, 2008)	Position(s) Held With Fund	Term of Office and Length of Time Served(A)	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex Overseen(B)	Other Directorships Held
Independent Directors
Ronald J. Arnault 65	Director	Served since 1997	Retired.	13	None
Anita L. DeFrantz 56	Director	Served since 1998	President (1987-present) and Director (1990-present) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); President and Director of Kids in Sports (1994-present); Vice President, International Rowing Federation (1986-present); Member of the International Olympic Committee (1986-present).	13	OBN Holdings, Inc.
Avedick B. Poladian 57	Director	Served since 2007	Executive Vice President and Chief Operating Officer of Lowe Enterprises, Inc. (real estate and hospitality firm) (2002-present); Formerly. Partner, Arthur Andersen, LLP.	13	Occidental Petroleum Corporation
William E. B. Siart 62	Director and Chairman	Served since 1997	Vice Chairman of The Getty Trust (2005-present); Chairman of Walt Disney Concert Hall, Inc. (1998-2006); Chairman of Excellent Education Development (2000-present).	13	None
Jaynie Miller Studenmund 54	Director	Served since 2004	Chief Operating Officer of Overture Services, Inc. (online marketing firm) (2001-2004); President and Chief Operating Officer of Paymybills.com (2000-2001).	13	eHarmony.com, Inc Forest Lawn Orbitz Worldwide
Interested Directors
R. Jay Gerken(C) 57	Director and President	Served as a Director since 2006 and as President since 2007	Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates (2005-present); President of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) (2006-present); Chairman of Smith Barney Fund Management LLC and Citi Fund Management Inc. (2002-2005); Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002-2005).	159	Trustee or Director of certain funds associated with Legg Mason & Co., LLC or its affiliates (consisting of funds with 159 portfolios).
Ronald L. Olson(D) 67	Director	Served since 2005	Senior Partner of Munger, Tolles & Olson LLP (a law partnership) (1968-present).	13	Edison International, City National Corporation (financial services company), The Washington Post Company, and Berkshire Hathaway, Inc.

Annual Report to Shareholders

Directors and Officers—Continued

Name and Age (as of December 31, 2008)	Position(s) Held With Fund	Term of Office and Length of Time Served(A)	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex Overseen(B)	Other Directorships Held
Officers(E)
D. Daniel Fleet 51	Vice President	Served since 2006	President of Western Asset (2006-present); Vice President of Western Asset Income Fund and Western Asset Premier Bond Fund (2006-present); Director, Western Asset Management Company Limited (2006-present); Director of Risk Management of Western Asset (2002-2006).	N/A	N/A
Gavin L. James 48	Vice President	Served since 2001	Director of Global Client Services and Marketing of Western Asset (1998-present).	N/A	N/A
S. Kenneth Leech 54	Vice President	Served since 1990	Chief Investment Officer, Emeritus of Western Asset (2008-present); Chief Investment Officer of Western Asset (1998-2008); Vice President of Western Asset Income Fund (1998-present) and Western Asset Premier Bond Fund (2001-present).	N/A	N/A
Stephen A. Walsh 50	Vice President	Served since 1994	Chief Investment Officer, Western Asset (2008-present); Deputy Chief Investment Officer of Western Asset (2000-2008); Vice President of Western Asset Income Fund (1999-present) and Western Asset Premier Bond Fund (2001-present).	N/A	N/A
Susanne D. Wilson 47 100 Light Street Baltimore, MD 21202	Vice President	Served since 1998	Vice President of Legg Mason & Co., LLC (2005-present); Vice President of Legg Mason Wood Walker, Incorporated (1998-2005).	N/A	N/A
Marie K. Karpinski 59 100 Light Street Baltimore, MD 21202	Principal Financial and Accounting Officer	Served since 2001	Vice President, Legg Mason & Co., LLC (2005-present); Legg Mason Wood Walker, Incorporated (1992-2005); Vice President (1986-present), Chief Financial Officer (2006-present) and Treasurer (1986-2006) of all Legg Mason retail, open-end investment companies; Treasurer and Principal Financial and Accounting Officer, Western Asset/Claymore Inflation-Linked Securities & Income Fund (2003-present) and Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2004-present); Principal Financial and Accounting Officer of Western Asset Income Fund (2001-present) and Western Asset Premier Bond Fund (2001-present); Treasurer of the Western Asset Income Fund (2001-2006) and Western Asset Premier Bond Fund (2001-2006).	N/A	N/A

Annual Report to Shareholders

Name and Age (as of December 31, 2008)	Position(s) Held With Fund	Term of Office and Length of Time Served(A)	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex Overseen(B)	Other Directorships Held
Erin K. Morris 42 100 Light Street Baltimore, MD 21202	Treasurer	Served since 2006	Vice President and Manager, Global Funds Administration, Legg Mason & Co., LLC (2005-present); Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005); Treasurer of Legg Mason Income Trust, Inc., Legg Mason Tax-Free Income Fund, Western Asset Income Fund, Western Asset Premier Bond Fund and Western Asset Funds, Inc. (2006-present); Assistant Treasurer, Legg Mason Partners Fund fixed income complex (2007-present), Western Asset/Claymore Inflation-Linked Securities & Income Fund (2003-present), Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2004-present); Assistant Treasurer, the Corporation, Western Asset Income Fund, Western Asset Premier Bond Fund, Legg Mason Income Trust, Inc. and Legg Mason Tax-Free Income Fund (2001-2006); Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (2000-2005).	N/A	N/A
Susan C. Curry 42 55 Water St. New York, NY 10041	Assistant Treasurer	Served since 2007	Director of Tax-Mutual Funds, Legg Mason & Co., LLC (2005-present); Director of Tax-Mutual Funds, Citigroup (2004-2005); Assistant Treasurer, Western Asset Income Fund, Western Asset Funds, Inc., Western Asset Premier Bond Fund, Western Asset/Claymore Inflation-Linked Securities & Income Fund and Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2007-present); Partner, Deloitte & Touche (1990-2004).	N/A	N/A
Todd F. Kuehl 39 100 Light Street Baltimore, MD 21202	Chief Compliance Officer	Served since 2007	Director, Legg Mason & Co., LLC (2006-present); Chief Compliance Officer of Legg Mason Private Portfolio Group (2009-present); Chief Compliance Officer of Western Asset/Claymore Inflation-Linked Securities & Income Fund, Western Asset/Claymore Inflation-Linked Opportunities & Income Fund, Western Asset Income Fund, Western Asset Premier Bond Fund and Western Asset Funds, Inc. (2007-present) and Barrett Growth Fund and Barrett Opportunity Fund (2006-2008); Branch Chief, Division of Investment Management, U.S. Securities and Exchange Commission (2002-2006).	N/A	N/A
Richard M. Wachterman 61 100 Light Street Baltimore, MD 21202	Secretary	Served since 2008	Associate General Counsel, Legg Mason & Co. (2004-present); Managing Director, Victory Capital Management (1981-2003); Secretary, Legg Mason Funds (2004-present); Secretary, Western Funds (2008-present); Vice President, Legg Mason Fund Adviser, Inc. (2007-present).	N/A	N/A

Annual Report to Shareholders

Directors and Officers—Continued

Name and Age (as of December 31, 2008)	Position(s) Held With Fund	Term of Office and Length of Time Served(A)	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex Overseen(B)	Other Directorships Held
Peter J. Ciliberti 34 100 Light Street Baltimore, MD 21202	Assistant Secretary	Served since 2008	Associate General Counsel, Legg Mason & Co. (2007-present); Assistant Secretary, Legg Mason Funds (2006-present); Asset Management Compliance Officer, Legg Mason & Co. (2005-2007); Asset Management Compliance Officer, Legg Mason Wood Walker, Inc. (2005); and Broker-Dealer Compliance Officer, Legg Mason Wood Walker, Inc. (2001-2005).	N/A	N/A

(A)

Each officer holds office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified. Each of the Directors of the Fund holds office until his or her successor shall have been duly elected and shall qualify, subject to prior death, resignation, retirement, disqualification or removal from office and applicable law and the rules of the New York Stock Exchange.

(B)

Each Director also serves as a Trustee of Western Asset Premier Bond Fund (closed-end investment company) and as a Director of Western Asset Funds, Inc. (open-end investment company), which are considered part of the same Fund Complex as the Fund. In addition, Mr. Gerken serves as Director/Trustee to 159 other portfolios associated with Legg Mason & Co., LLC or its affiliates. Legg Mason & Co., LLC is an affiliate of the Adviser.

(C)

Mr. Gerken is an “interested person” (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund because of his positions with subsidiaries of, and ownership of shares of common stock of, Legg Mason, Inc., the parent company of the Adviser.

(D)	Mr. Olson is an “interested person” (as defined above) of the Fund because his law firm has provided legal services to the Adviser.
(E)	Each officer of the Fund is an “interested person” (as defined above) of the Fund.

Annual Report to Shareholders

Board Consideration of the Investment Advisory and Subadvisory Agreements

The Executive and Contracts Committee of the Board of Directors considered the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Western Asset Management Company (“Western Asset”) and the Investment Subadvisory Agreement (together with the Advisory Agreement, the “Agreements”) between Western Asset Management Company and Western Asset Management Company Limited (“WAML”) with respect to the Fund at meetings held on September 9, 2008 and October 17, 2008. At a meeting held on November 18, 2008, the Executive and Contracts Committee reported to the full Board of Directors its considerations with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset and WAML (together, the “Advisers”), including relevant investment advisory personnel; reviewed a variety of information prepared by the Advisers and materials provided by Lipper Inc. (“Lipper”) and counsel to the Independent Directors; and reviewed performance and expense information for peer groups of comparable funds selected and prepared by Lipper. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, such as information on differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel.

As part of their review, the Directors examined the Advisers’ ability to provide high quality investment management services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future under the Agreements, including the Advisers’ business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in two peer groups of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The Directors noted that although the performance of the Fund was below the average of each peer group for the one- and three-year periods ended August 31, 2008, it was average or above average for the five- and ten-year periods ended on that date.

The Directors also considered the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly-managed funds, as well as fees paid by the Advisers’ other clients, including separate accounts managed by the Advisers. The Directors observed that the management fee paid by the Fund to Western Asset was at the median of the funds in its Lipper peer group, and that Western Asset was responsible for payment of the management fee to WAML. They noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Advisers with similar investment strategies, but that the administrative and operational responsibilities for the Advisers with respect to the Fund were also relatively higher. In light of these differences, the Directors concluded that the differences in management fees from those paid by the Advisers’ other clients were reasonable. The Directors also noted that the Fund’s total expenses were at the median of the funds in its Lipper peer group.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment adviser; and the affiliation between the Advisers and Legg Mason Fund Adviser, Inc., the Fund’s administrator. In that connection, the Directors concluded that the Advisers’ profitability was consistent with levels of profitability that had been determined by courts not to be excessive.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Directors concluded that, because the

Annual Report to Shareholders

Board Consideration of the Investment Advisory and Subadvisory Agreements—Continued

Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who are independent of the Advisers within the meaning of the SEC rules regarding the independence of counsel. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers, but would continue to closely monitor the Advisers’ performance in light of the Fund’s recent relative underperformance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable, given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Annual Report to Shareholders

Privacy Policy

The Fund is committed to keeping nonpublic personal information secure and confidential. This notice is intended to help a shareholder understand how the Fund fulfills this commitment.

From time to time, the Fund, through its Service Providers, may collect a variety of personal information, including:

•	Information received on applications and forms, via the telephone, and through websites;

•	Information about transactions with the Fund, affiliates, or others (such as purchases, sales, or account balances); and

•	Information about shareholders received from consumer reporting agencies.

The Fund does not disclose shareholder nonpublic personal information, except as permitted by applicable law or regulation. For example, the Fund may share this information with others in order to process transactions. Any information provided to companies that perform services on behalf of the Fund, such as printing and mailing, or to other financial institutions with which the Fund has joint marketing agreements are required to protect the confidentiality of shareholders’ information and to use it only to perform the services for which the companies were hired.

The Fund, through its Service Providers, maintains physical, electronic, and procedural safeguards to protect shareholder non-public personal information. Access to this information is restricted.

If a shareholder decides at some point either to close his/her account(s) or become an inactive customer, the Fund will continue to adhere to these privacy policies and practices with respect to shareholder nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Income Fund

Western Asset Income Fund

The Board of Directors

William E. B. Siart, Chairman

R. Jay Gerken

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Todd F. Kuehl, Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Transfer Agent

American Stock Transfer and Trust Company LLC

6201 15th Avenue

Brooklyn, New York, N.Y. 11219

This report is transmitted to the shareholders of Western Asset Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Directors, and on such terms as the Board of Directors shall determine.

PACAM-AR-(02/09) TN09-4350

Item 2 – Code of Ethics

(a)	Western Asset Income Fund (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Item 2 of Form N-CSR, that applies to the Registrant’s principal executive, financial and accounting officers, a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

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Item 3 – Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Directors is comprised solely of Directors who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Directors of the Registrant has determined that Mr. Ronald J. Arnault qualifies as an “audit committee financial expert” (as such term has been defined in the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Directors in absence of such designation or identification

Item 4 – Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2007—$33,000

Fiscal Year Ended December 31, 2008—$33,200

(b)	Audit-Related Fees

Fiscal Year Ended December 31, 2007—$2,800

Fiscal Year Ended December 31, 2008—$3,500

Services include interim audit security pricing.

PricewaterhouseCoopers LLP billed fees in the amount of $208,000 and $230,000 for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s fiscal years ended December 31, 2007 and December 31, 2008, respectively.

During each of the years ended December 31, 2007 and December 31, 2008, PricewaterhouseCoopers LLP conducted a SAS 70 audit to review and test operating effectiveness of controls placed in operation for Western Asset Management Company. During the year ended December 31, 2008, PricewaterhouseCoopers LLP reviewed the Australian Superannuation Circular.

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(c)	Tax Fees

Fiscal Year Ended December 31, 2007—$2,400

Fiscal Year Ended December 31, 2008—$4,000

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during each of the last two fiscal years by PricewaterhouseCoopers LLP that were not disclosed in Items 4(a), (b) or (c).

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be preapproved by the full Audit Committee and, therefore, has not adopted preapproval policies and procedures.

(2) None.

(f)	Not applicable.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2007—$472,000

Fiscal Year Ended December 31, 2008—$315,300

(h)	The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not preapproved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

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Item 5 – Audit Committee of Listed Registrants

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of Ronald J. Arnault, William E.B. Siart, Louis A. Simpson and Jaynie Miller Studenmund.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report to shareholders filed under Item 1 hereto.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated the voting of proxies relating to its portfolio securities to its investment advisers, Western Asset Management Company and Western Asset Management Company Limited (together, the “Advisers”). The Proxy Voting Policies and Procedures of the Advisers are attached as an exhibit to this Form N-CSR.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

As of December 31, 2008, a team of investment professionals at the Advisers, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Manager Jeffrey D. Van Schaick, manages the Western Asset Income Fund (the “Fund”).

Messrs. Leech, Walsh and Van Schaick have each served as portfolio managers for the Advisers for over five years.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Messrs. Leech, Walsh and Van Schaick serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests.

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Other Accounts

As of December 31, 2008, in addition to the Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based
S. Kenneth Leech:

Registered Investment Companies	110	$100,385,474,440	0	0
Other pooled investment vehicles	281	$195,319138,291	0	0
Other accounts	969	$217,490,220,115	94	$22,992,729,662

Jeffrey D. Van Schaick:

Registered Investment Companies	3	$726,787,034	0	0
Other pooled investment vehicles	4	$510,261884	0	0
Other accounts	14	$2,905,313,962.51	2	$187,120,427

Stephen A. Walsh:

Registered Investment Companies	110	$100,385,474,440	0	0
Other pooled investment vehicles	281	$195,319,138,291	0	0
Other accounts	969	$217,490,220,115	94	$22,992,729,662

Note: With respect to Mr. Leech and Mr. Walsh, the numbers above reflect the overall number of portfolios managed by the Advisers. Mr. Leech and Mr. Walsh are involved in the management of all the Advisers’ portfolios, but they are not solely responsible for particular portfolios. The Advisers’ investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation

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of the Advisers’ overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Potential Conflicts of Interest (as of December 31, 2008)

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Fund’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Fund’s trades.

It is possible that an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Fund because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Fund, the Advisers determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or the other account(s) involved. Additionally, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of the Fund. For example, a portfolio manager could short sell a security for an account immediately prior to the Fund’s sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sells) with long-only

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accounts (which includes the Fund) for timing and pattern related issues. Trading decisions for alternative investment and long-only accounts may not be identical even though the same portfolio manager may manage both types of accounts. Whether an Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long-only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.

Compensation of Portfolio Managers (as of December 31, 2008)

With respect to the compensation of the portfolio managers, the Advisers’ compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Advisers, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Advisers’ business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

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Portfolio Manager Ownership of Fund Securities

The following table provides the dollar range of securities beneficially owned by each portfolio manager as of December 31, 2008:

Portfolio Manager	Dollar Range of Fund Securities Beneficially Owned
S. Kenneth Leech	$100,001 - $500,000
Jeffrey D. Van Schaick	None
Stephen A. Walsh	None

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 12 – Exhibits

(a)(1)	Code of Ethics subject to the disclosure required by Item 2 – filed as an exhibit hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(c)	Proxy Voting Policies and Procedures pursuant to the disclosure required by Item 7 – filed as an exhibit hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date:	March 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date:	March 3, 2009

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund
Date:	March 3, 2009

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